Share-Based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Restricted Share Unit and Restricted Share Awards
(1)
The RSUs and RSAs for the year ended December 31, 2025 were as follows:

	2025
	Number of RSUs	Number of RSAs
Balance at January 1	—	—
Granted	1,361,279	5,011,898
Vested	(555,019)	(262,095)
Forfeited	—	—
Balance at December 31	806,260	4,749,803

Summary of Share Based Compensation Expense Recognized

Total share-based compensation expense recognized for the year ended December 31, 2025 was recognized in the following line items:

2025
Cost of revenue	$918,546
Marketing and sales expenses	1,600,088
General and administrative expenses	8,531,818
Research and development expenses	4,294,557
Total	$15,345,009